IMPAIRMENT OF NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
IMPAIRMENT OF NON-CURRENT ASSETS [Text Block]
16. IMPAIRMENT OF NON-CURRENT ASSETS

At December 31, 2017, the Company assessed the recoverable value of the Del Toro Silver Mine and La Parrilla Silver Mine due to a decrease in Reserves and Resources. Based on the assessment, the Company concluded that the carrying value of the La Parrilla mine remain recoverable and no impairment charge was necessary. However, the Del Toro mine had an estimated recoverable value, based on its FVLCD, below its carrying value at December 31, 2017. As a result, the following impairment charge was recognized:

Year Ended December 31,
2017
Impairment of non-current assets	$65,500
Deferred income tax recovery	(23,100)
Impairment of non-current assets, net of tax	$42,400

At December 31, 2017, the Company also determined there were no significant events or changes in circumstances to indicate that the carrying amount of its other non-current assets may not be recoverable, nor indicators that the recoverable amount of its previously impaired assets will exceed its carrying value. As such, no other impairment or impairment reversal were recognized during the year ended December 31, 2017 (2016 - $nil).
The impairment charge recognized for the year ended December 31, 2017 with respect to the Del Toro operating segment was as follows:

Year Ended December 31,
2017
Mining interests - producing properties	$34,400
Mining interests - exploration properties (non-depletable)	9,300
Property, plant and equipment	21,800
Impairment of non-current assets	$65,500

Recoverable values are determined with internal discounted cash flow economic models projected using management’s best estimate of recoverable mineral reserves and resources, future operating costs and capital expenditures, and long-term foreign exchange rates. For mineral resources that were not valued using internal discounted cash flow economic models, FVLCD were estimated based on in-situ value of their resources and exploration potential derived from comparable market transactions.

Metal price assumptions used to determine the recoverable amounts at December 31, 2017 are summarized in the following table:

	December 31, 2017
Commodity Prices	2018-2021 Average	Long-term
Silver (per ounce)	$19.38	$20.00
Gold (per ounce)	$1,333	$1,350
Lead (per pound)	$1.08	$1.00
Zinc (per pound)	$1.36	$1.16

A discount rate of 6.5% (2016 - 8.5%), equivalent to the Company’s weighted average cost of capital at December 31, 2017, was used to determine FVLCD based on internal discounted cash flow economic models of each CGU.

The internal discounted cash flow economic models and in-situ values used to determine FVLCD are significantly affected by changes in key assumptions for future metal prices, capital expenditures, production cost estimates and discount rates. Management’s estimate of FVLCD is classified as level 3 in the fair value hierarchy. There was no material change in the valuation techniques utilized to determine FVLCD in the year ended December 31, 2017.